Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 92.47%<<
Fixed Income Funds — 43.60%
Macquarie VIP Corporate Bond Series – Service Class	1,324,346	$ 6,184,697
Macquarie VIP High Income Series – Standard Class	73,270	211,750
Macquarie VIP Limited-Term Bond Series – Service Class	666,337	3,111,796
		9,508,243
Global / International Equity Fund — 14.42%
Macquarie VIP International Core Equity Series – Standard Class	165,074	3,144,653
		3,144,653
US Equity Funds — 34.45%
Macquarie VIP Core Equity Series – Service Class	250,842	3,499,250
Macquarie VIP Growth and Income Series – Standard Class	71,756	2,513,603
Macquarie VIP Smid Cap Core Series – Service Class	44,475	570,171
Macquarie VIP Value Series – Service Class	215,913	930,584
		7,513,608
Total Affiliated Mutual Funds (cost $22,538,311)		20,166,504

Exchange-Traded Funds — 5.69%<<
Macquarie Focused International Core ETF	3,144	81,591
Macquarie Focused Large Growth ETF	38,600	1,159,930
Total Exchange-Traded Funds (cost $1,225,931)		1,241,521

	Number of shares	Value (US $)

Short-Term Investments — 2.38%
Money Market Mutual Funds — 2.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	129,666	$ 129,666
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	129,667	129,667
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	129,667	129,667
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	129,667	129,667
Total Short-Term Investments (cost $518,667)		518,667

Total Value of Securities—100.54% (cost $24,282,909)		21,926,692
Liabilities Net of Receivables and Other Assets—(0.54%)		(118,836)
Net Assets Applicable to 6,252,587 Shares Outstanding — 100.00%		$21,807,856
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV044 [0925] 1125 (4967872)    1